Summary of accounting policies - Additional information (Detail) ¥ in Millions		12 Months Ended
	Apr. 01, 2020 JPY (¥)	Mar. 31, 2021 JPY (¥) Segment	Mar. 31, 2020 JPY (¥)	Mar. 31, 2019 JPY (¥)
Accounting Policy [Line Items]
Number of business segments | Segment		3
Net receivables arising from unsettled securities transactions			¥ 680,727
Net payables arising from unsettled securities transactions		205,211
Depreciation and amortization charges of both owned and capital lease assets		63,846	63,583	¥ 57,924
Investments in equity securities		126,649	112,175
Retained earnings		1,533,713	1,645,451
Building [Member]
Accounting Policy [Line Items]
Buildings held for sale disposal group including discontinued operations		12,311
Accounting Standards Update 2016-13 [Member]
Accounting Policy [Line Items]
New accounting standards impact on Other liabilities	¥ 638
New accounting standards impact on Deferred tax assets	72
Additional allowances for credit losses	1,972
Loans receivable	(9,774)
Loan commitment	5,888
Retained earnings	(15,662)
Accounting Standards Update 2016-13 [Member] | Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]
Accounting Policy [Line Items]
Retained earnings	¥ (2,538)
Listed equity [Member]
Accounting Policy [Line Items]
Investments in equity securities		93,230	74,755
Unlisted equity [Member]
Accounting Policy [Line Items]
Investments in equity securities		33,419	37,420
Information processing and communications [Member]
Accounting Policy [Line Items]
Depreciation and amortization charges of both owned and capital lease assets		49,343	47,653	45,818
Occupancy and related depreciation [Member]
Accounting Policy [Line Items]
Depreciation and amortization charges of both owned and capital lease assets		¥ 14,503	¥ 15,930	¥ 12,106
Minimum [Member]
Accounting Policy [Line Items]
Ownership percentage		20.00%
Maximum [Member]
Accounting Policy [Line Items]
Ownership percentage		50.00%
Limited partnership [Member] | Minimum [Member]
Accounting Policy [Line Items]
Ownership percentage		3.00%